SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of segments abstract [Abstract]
SEGMENT INFORMATION

31	SEGMENT INFORMATION

The information reported to the Group’s chief operating decision maker, who are directors of the Group, for the purpose of resource allocation and assessment of segment performance is provided based on the 3 operating segments within the Group, which are also reportable segments of the Group:

The Group operates a diversified fleet of owned and long-term chartered vessels across the world. The Group operates the drybulk business with a focus on the categories of vessels – namely Handysize and Supramax/Ultramax, with all others businesses categorized as Others. Accordingly, the reportable segments are: Handysize; Supramax/Ultramax and Others.

The tanker business, with the reportable segments of MR Tankers and Small Tankers, was discontinued in the current year. The segment information reported on the next pages does not include any amounts for these discontinued operation, which are described in more detail in Note 37.

The reportable segments of the Group have been identified on a primary basis by the business segment which is representative of the internal reporting used for management purposes, including the chief operating decision maker, as well as the source and nature of business risks and returns.

Joint-ventures financial information are included within the segment information on a proportionate consolidation basis as the Group’s chief operating decision maker reviews them together with the entities of the Group. Accordingly, joint-ventures’ proportionate financial information are adjusted out to reconcile to the consolidated financial statements in the ‘Adjustments’ column.

Segment profit (i.e. Gross profit (loss)) represents the profit earned by each segment without allocation of central administration costs and directors’ salaries. This is the measure reported to the Group’s chief operating decision maker for the purposes of resource allocation and assessment of segment performance.

Group activities that do not relate to the above segments are accumulated in the ‘Unallocated’ segment financial information. Revenue reported in the segments represents revenue generated from external customers. There were no inter-segment sales in 2021, 2020 and 2019.

For the purpose of monitoring segment performance and allocating resources between segments, the chief operating decision maker monitors the tangible, intangible and financial assets at the consolidated Group level.

It is not practical to report revenue or non-current assets on a geographical basis due to the international nature of the shipping market.

For the years ended 31 December 2021, 2020 and 2019, no customers accounted for 10% or more of the Group’s drybulk business revenue within the Handysize and Supramax/Ultramax segments.

The accounting policies of the segments are the same as the Group’s accounting policies as described in Note 2.

The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment:

2021	Drybulk carrier business		Other	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	157,707	292,179	5,372	455,258	-	455,258	-	455,258
Ship sale revenue	-	-	-	-	-	-	-	-
Other	503	78	-	581	-	581	-	581
Total revenue	158,210	292,257	5,372	455,839	-	455,839	-	455,839

Voyage expenses	(27,235)	(69,600)	(129)	(96,964)	-	(96,964)	-	(96,964)
Vessel operating costs	(31,043)	(15,811)	2,896	(43,958)	-	(43,958)	-	(43,958)
Charter hire costs	(11,755)	(63,626)	-	(73,381)	-	(73,381)	-	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(13,724)	(10,474)	(1,668)	(25,866)	-	(25,866)	-	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(17)	(34,881)	-	(34,898)	-	(34,898)	-	(34,898)
Cost of ship sale	-	-	-	-	-	-	-	-
Other	(457)	(1,419)	1	(1,875)	-	(1,875)	-	(1,875)
Costs of sales	(84,231)	(195,811)	1,100	(278,942)	-	(278,942)	-	(278,942)

Gross profit	73,979	96,446	6,472	176,897	-	176,897	-	176,897

Operating (loss) profit	65,612	78,777	3,616	148,005	(3,379)	144,626	31	144,657
Interest income	7	11	163	181	20	201	-	201
Interest expense	(4,873)	(6,376)	(1,049)	(12,298)	-	(12,298)	-	(12,298)
Share of losses of joint ventures	-	-	-	-	-	-	(31)	(31)
Taxation	3	11	104	118	-	118	-	118
Profit (loss) for the year from continuing operations	60,749	72,423	2,834	136,006	(3,359)	132,647	-	132,647

(Reversal of ) impairment loss on owned ships	(3,557)	-	-	(3,557)	-	(3,557)	-	(3,557)
(Reversal of ) impairment loss on right-of-use assets	-	(1,046)	-	(1,046)	-	(1,046)	-	(1,046)
Impairment loss on disposal group	-	-	-	2,551	-	2,551	-	2,551
Impairment of goodwill and intangibles	94	871	-	965	-	965	-	965
Capital expenditure	5,947	26,423	1,134	33,504	-	33,504	-	33,504

2020	Drybulk carrier business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	74,641	124,352	5,463	204,456	-	204,456	(478)	203,978
Ship sale revenue	9,181	-	-	9,181	-	9,181	(4,003)	5,178
Other	697	320	217	1,234	-	1,234	292	1,526
Total revenue	84,519	124,672	5,680	214,871	-	214,871	(4,189)	210,682

Voyage expenses	(30,995)	(48,547)	(208)	(79,750)	-	(79,750)	(2,090)	(81,840)
Vessel operating costs	(28,417)	(13,640)	2,255	(39,802)	-	(39,802)	1,834	(37,968)
Charter hire costs	(8,827)	(25,542)	-	(34,369)	-	(34,369)	-	(34,369)
Depreciation of ships, drydocking and plant and equipment– owned assets	(12,235)	(9,087)	(1,889)	(23,211)	-	(23,211)	1,208	(22,003)
Depreciation of ships and ship equipment – right-of-use assets	(89)	(24,597)	-	(24,686)	-	(24,686)	12	(24,674)
Cost of ship sale	(9,351)	-	-	(9,351)	-	(9,351)	3,976	(5,375)
Other	(539)	129	(2)	(412)	-	(412)	14	(398)
Costs of sales	(90,453)	(121,284)	156	(211,581)	-	(211,581)	4,954	(206,627)

Gross (loss) profit	(5,934)	3,388	5,836	3,290	-	3,290	765	4,055

Operating (loss) profit	(16,346)	(3,181)	2,125	(17,402)	(2,109)	(19,511)	1,838	(17,673)
Interest income	90	96	222	408	-	408	59	467
Interest expense	(6,414)	(8,542)	(679)	(15,635)	(50)	(15,685)	579	(15,106)
Share of losses of joint ventures	-	-	-	-	-	-	(2,476)	(2,476)
Taxation	(244)	(278)	333	(189)	-	(189)	-	(189)
(Loss) profit for the year from continuing operations	(22,914)	(11,905)	2,001	(32,818)	(2,159)	(34,977)	-	(34,977)

Impairment loss on owned ships	6,160	-	-	17,294	-	17,294	(1,012)	16,282
Impairment loss on disposal group	-	-	-	576	-	576	-	576
Acquisition of subsidiary (Note 39.1)	33,078	54,096	-	87,174	-	87,174	156,709	243,883
Capital expenditure	6,874	1,671	66	8,611	-	8,611	479	9,090
2019	Drybulk carrier business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	102,805	153,937	5,182	261,924	-	261,924	(2,720)	259,204
Ship sale revenue	8,067	-	-	8,067	-	8,067	-	8,067
Other	1,360	1,218	1,058	3,636	-	3,636	1,385	5,021
Total revenue	112,232	155,155	6,240	273,627	-	273,627	(1,335)	272,292

Voyage expenses	(53,449)	(74,286)	(22)	(127,757)	-	(127,757)	(13,688)	(141,445)
Vessel operating costs	(23,632)	(4,436)	1,471	(26,597)	-	(26,597)	7,079	(19,518)
Charter hire costs	(15,162)	(41,393)	-	(56,555)	-	(56,555)	468	(56,087)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,585)	(3,596)	(2,269)	(16,450)	-	(16,450)	5,715	(10,735)
Depreciation of ships and ship equipment – right-of-use assets	(114)	(24,945)	-	(25,059)	-	(25,059)	55	(25,004)
Cost of ship sale	(8,280)	-	-	(8,280)	-	(8,280)	-	(8,280)
Other	(232)	(15)	(2)	(249)	-	(249)	10	(239)
Costs of sales	(111,454)	(148,671)	(822)	(260,947)	-	(260,947)	(361)	(261,308)

Gross profit	778	6,484	5,418	12,680	-	12,680	(1,696)	10,984

Operating (loss) profit	(11,354)	(4,910)	375	(15,889)	(2,255)	(18,144)	(1,298)	(19,442)
Interest income	659	666	458	1,783	-	1,783	99	1,882
Interest expense	(4,850)	(5,257)	(1,017)	(11,124)	-	(11,124)	3,072	(8,052)
Share of losses of joint ventures	-	-	-	-	-	-	(1,873)	(1,873)
Taxation	(95)	(99)	594	400	-	400	-	400
(Loss) profit for the year from continuing operations	(15,640)	(9,600)	410	(24,830)	(2,255)	(27,085)	-	(27,085)

Impairment loss on owned ships	2,905	-	-	16,995	-	16,995	-	16,995
Impairment loss on goodwill and intangibles	-	-	-	3,179	-	3,179	-	3,179
Impairment loss on right-of-use assets	-	2,250	-	2,250	-	2,250	-	2,250
Capital expenditure	3,065	50,008	88	107,766	-	107,766	(1,565)	106,201